Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share	Loss Per Share
We compute loss per share attributable to common stock using the two-class method required for participating interests. Prior to the Business Combination, our participating interests included all series of our preferred stock. Series 1 preferred stock has preferential cumulative dividend rights. Pursuant to ASC 260, Earnings Per Share, for each period presented, we increased net loss by the contractual amount of dividends payable to Series 1 preferred stock before allocating any remaining undistributed earnings to all participating interests.
Prior to the Business Combination, all other classes of preferred stock, except for Series C, had stated dividend rights, which had priority over undistributed earnings. The remaining losses were shared pro-rata among the preferred stock (with the exception of Series 1 preferred stock) and common stock outstanding during the measurement period, as if all of the losses for the period had been distributed. While our calculation of loss per share accounted for a loss allocation to all participating shares, we only presented loss per share below for our common stock. Basic loss per share of common stock was computed by dividing net loss, adjusted for the impact of Series 1 preferred stock dividends and loss allocated to other participating interests, as applicable, by the weighted average number of shares of common stock outstanding during the period. Because the amount available to distribute to all participating interests after adjusting for redeemable preferred stock dividends was negative in all periods presented, we did not allocate any loss to participating interests in determining the numerator of the basic and diluted loss per share computation, as the allocation of loss would have been anti-dilutive. Further, we excluded the effect of all potentially dilutive common stock elements from the denominator in the computation of diluted loss per share, as their inclusion would have been anti-dilutive.
The calculation of basic and diluted loss per share was as follows for the years indicated:

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(483,937)	$(224,053)	$(239,697)
Less: Redeemable preferred stock dividends	(40,426)	(40,536)	(23,923)
Less: preferred stock redemptions, net(1)	—	(52,658)	—
Net loss attributable to common stockholders – basic	$(524,363)	$(317,247)	$(263,620)
Denominator:
Weighted average common stock outstanding – basic	526,730,261	73,851,108	65,619,361
Weighted average common stock outstanding – diluted	526,730,261	73,851,108	65,619,361
Loss per share – basic	$(1.00)	$(4.30)	$(4.02)
Loss per share – diluted	$(1.00)	$(4.30)	$(4.02)
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(1)In December 2020, we exercised a call and redeemed certain redeemable preferred stock, as further discussed in Note 15. We considered the premium paid on redemption of $52,658 to be akin to a dividend to the redeemable preferred stockholder. As such, the premium, which represented the amount paid upon redemption over the carrying value of the preferred stock (such carrying value being reduced for preferred stock issuance costs), was deducted from net loss to determine the loss available to common stockholders.
We excluded the effect of the below elements from our calculation of diluted loss per share, as their inclusion would have been anti-dilutive, as there were no earnings attributable to common stockholders. These amounts represent the number of instruments outstanding at the end of each respective year.

	Year Ended December 31,
	2021	2020	2019
Common stock options	21,171,147	29,947,975	30,743,931
Common stock warrants	12,170,990	—	—
Unvested RSUs	48,687,524	44,601,586	25,293,061
Unvested PSUs	22,970,396	—	—
Convertible Notes(1)	53,538,000	—	—
Redeemable preferred stock exchangeable for common stock	—	465,916,522	400,936,765
Redeemable preferred stock warrants exchangeable for common stock	—	12,170,990	12,170,990
Contingent common stock(2)	—	320,649	—
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(1)For the year ended December 31, 2021, represented the number of common stock issuable upon conversion of all Convertible Notes at the conversion rate in effect at the balance sheet date, in accordance with ASU 2020-06. See Note 1 and Note 10 for additional information.
(2)For the year ended December 31, 2020, included contingently issuable common stock in connection with our acquisition of 8 Limited, which was subsequently issued in 2021. See Note 2 for additional information.